Himax Technologies, Inc. (the Parent Company only)	12 Months Ended
Dec. 31, 2024
Equity attributable to owners of parent [member]
Statement [line items]
Himax Technologies, Inc. (the Parent Company only)

Note 31.  Himax Technologies, Inc. (the Parent Company only)

As a holding company, dividends received from Himax Technologies, Inc.’s subsidiaries in Taiwan, if any, will be subjected to withholding tax under ROC law as well as statutory and other legal restrictions.

The condensed separate financial information of Himax Technologies, Inc. is presented as follows:

Condensed Statements of Financial Position

	December 31,	December 31,
	2023	2024

	(in thousands)
Cash	$3,639	11,632
Financial asset at amortized cost	5,419	—
Other current assets	581	2,969
Financial asset at fair value through profit or loss	19,095	20,768
Investments in subsidiaries and affiliates	1,530,298	1,630,045
Total assets	$1,559,032	1,665,414

Current liabilities	$524	445
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	453,000	503,700
Debt borrowing from a subsidiary	208,240	236,708
Long-term unsecured borrowings	34,500	28,500
Total equity	856,768	890,061
Total liabilities and equity	$1,559,032	1,665,414

Himax Technologies, Inc. had no guarantees as of December 31, 2023 and 2024.

Condensed Statements of Profit or Loss

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Revenues	$—	—	—
Costs and expenses	486	547	618
Operating loss	(486)	(547)	(618)
Interest income	166	268	543
Changes in fair value of financial assets at fair value through profit or loss	1,021	1,639	1,238
Foreign currency exchange losses, net	(487)	(102)	(166)
Finance costs	(4,944)	(12,371)	(11,201)
Loss on re-measurement of the pre-existing relationships in a business combination	—	(1,932)	—
Share of profits of subsidiaries and affiliates	241,712	63,661	89,959
Profit before income taxes	236,982	50,616	79,755
Income tax expense	—	—	—
Profit for the year	$236,982	50,616	79,755

Condensed Statements of Other Comprehensive Income

	Year Ended December 31,
	2022	2023	2024

	(in thousands)
Profit for the year	$236,982	50,616	79,755
Other comprehensive income:
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	658	8	—
Unrealized gain on financial assets at fair value through other comprehensive income	142	152	9,427
Income tax related to items that will not be reclassified subsequently	(107)	1	—
Items that may be reclassified subsequently to profit or loss:
Foreign operations - foreign currency translation differences	(245)	(123)	(626)
Other comprehensive income for the year, net of tax	448	38	8,801
Total comprehensive income for the year	$237,430	50,654	88,556

Condensed Statements of Cash Flows

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Cash flows from operating activities:
Profit for the year	$236,982	50,616	79,755
Adjustments for:
Changes in fair value of financial assets at fair value through profit or loss	(1,021)	(1,639)	(1,238)
Interest income	(166)	(268)	(543)
Finance costs	4,944	12,371	11,201
Share of profits of subsidiaries and affiliates	(241,712)	(63,661)	(89,959)
Loss on re-measurement of the pre-existing relationships in a business combination	—	1,932	—
Unrealized foreign currency exchange losses	493	96	—
	(480)	(553)	(784)
Changes in:
Other current assets	(19)	(1)	(200)
Other current liabilities	(689)	96	55
Cash generated from operating activities	(1,188)	(458)	(929)
Interest received	172	218	329
Interest paid	(2,561)	(5,891)	(3,783)
Net cash used in operating activities	(3,577)	(6,131)	(4,383)
Cash flows from investing activities:
Acquisitions of financial asset at amortized cost	(163)	(185)	(62)
Proceeds from disposals of financial asset at amortized cost	—	—	5,481
Acquisitions of financial assets at fair value through profit or loss	—	(4,166)	(5,064)
Acquisitions of financial assets at fair value through other comprehensive income	—	—	(1,000)
Acquisitions of equity method investments	—	—	(1,236)
Net cash used in investing activities	(163)	(4,351)	(1,881)
Cash flows from financing activities:
Purchase of treasury stock	—	—	(832)
Prepayments for purchase of treasury stock	—	—	(2,168)
Payments of cash dividends	(217,873)	(83,720)	(50,670)
Payments of dividend equivalents	—	(148)	(233)
Repayments of long-term unsecured borrowings	(6,000)	(6,000)	(6,000)
Proceeds from short-term secured borrowings	1,212,700	1,383,300	1,780,300
Repayments of short-term secured borrowings	(994,800)	(1,299,600)	(1,729,600)
Proceeds from issue of RSUs from subsidiaries	1,187	2,343	2,460
Proceeds from debt from a subsidiary	197,955	182,230	203,230
Repayments of debt from a subsidiary	(187,455)	(167,230)	(182,230)
Net cash provided by financing activities	5,714	11,175	14,257
Net increase in cash	1,974	693	7,993
Cash at beginning of year	972	2,946	3,639
Cash at end of year	$2,946	3,639	11,632